Critical Accounting Judgments and Key Estimates and Assumptions (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Critical Accounting Judgments and Key Estimates and Assumptions [Abstract]
Deferred tax assets	R$ 2,220,612	R$ 2,075,930
Consumer loan	R$ 24,110,990	R$ 20,913,519